March 27, 2013

Via Edgar

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	360 Funds (the “Registrant”)
File Nos. 333-123290 and 811-21726
Post-Effective Amendment No. 17 and Acceleration Request

Ladies and Gentlemen:

Enclosed herewith for filing, in electronic format, is Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which amends the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement, which was filed electronically on January 15, 2013 (the “Registration Statement”).  The Amendment incorporates responses to the staff’s comments received orally from Ms. Deborah O’Neal-Johnson on March 6, 2013, and from Ms. Laura Hatch and Mr. Keith O’Connell on March 27, 2013, in connection with the staff’s review of the Registration Statement.

The Registrant has previously submitted its response to the staff’s comments through EDGAR correspondence.

In addition, pursuant to Rule 461 under the Securities Act of 1933 (the “Act”), the Registrant and Matrix Capital Group, Inc. (the “Distributor”), the distributor of shares of beneficial interest of the Registrant, requests acceleration of the effective date of the Amendment so that the Amendment is declared effective at the earliest practicable time on Thursday, March 28, 2013, or as soon as practicable thereafter.

The Registrant hereby acknowledges that, if the Securities and Exchange Commission (or its staff, acting pursuant to delegated authority), declares the filing effective, such action:

(i)	does not foreclose the Commission from taking any action with respect to the filing;

(ii)	does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(iii)	may not be asserted by the Registrant as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Registrant requests to be notified of such effectiveness by a telephone call to Jeffrey Skinner at Kilpatrick Townsend & Stockton LLP at (336) 607-7512, and that such effectiveness also be confirmed in writing.

Very truly yours,

360 Funds
By: /s/ Christopher Anci
Christopher Anci
President

Matrix Capital Group, Inc.
By: /s/ Christopher Anci
Christopher Anci
Chief Executive Officer